Mark R. Greer
D 312.807.4393
F 312.827.8010
mark.greer@klgates.com

October 25, 2013

BY EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

PowerShares Exchange-Traded Fund Trust II
1933 Act Registration No. 333-138490
1940 Act Registration No. 811-21977

On behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), post-effective amendment no. 425 to the Trust’s registration statement under the Securities Act, which also is amendment no. 426 to its registration under the 1940 Act (the “Amendment”).

Reason for Amendment.  This Amendment is being filed pursuant to Rule 485(a) under the Securities Act to register a new series of the Trust, to be called the PowerShares NYSE Century Portfolio.

Effective Date.  This filing is being made pursuant to Rule 485(a)(2) under the Securities Act, with a designated effective date 75 days after the date of this filing, on January 8, 2014.

Comments. Please direct any comments on this filing to the undersigned at (312) 807-4393 or to Alan Goldberg at (312) 807-4227.

Very truly yours,

By:	/s/ Mark R. Greer
Mark R. Greer